Description of the Business and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 0	$ 25,200
Inventory, raw materials	346,014	197,928
Inventory, work in process	150,299	471,817
Impairment of trademark cost	3,699
Cost of uncompleted contracts	119,758
Inventory reserves	0	0
Impairment of assets	$ 168,247	$ 33,302
Warranty period on each turbine sold	6 years
Largest customer sales percentage	29.00%	54.00%
Customer accounts receivable in percentage	45.00%	68.00%
Purchases from vendor in percentage	33.00%
Stock Options [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Outstanding, Number	1,386,108	516,400
Warrants [Member]
Description of Business and Summary of Significant Accounting Policies (Textual)
Outstanding, Number	7,671,267	2,954,250